Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Expenses (Benefit)	Income tax expenses comprised of:
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current	—	21	—	—
Deferred	—	—	—	—
	—	21	—	—

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2022	2023	2024
Statutory income tax rate	25.00%	25.00%	25.00%
Income tax exemptions and reliefs	(21.75)%	(10.75)%	(14.73)%
Income tax difference under different tax jurisdictions	(5.72)%	(0.70)%	(1.40)%
Non-deductible expense	0.05%	0.03%	0.32%
Development & research expense	(8.52)%	(7.92)%	(22.20)%
Effect of change in valuation allowance	10.94%	(5.63)%	13.01%
Income tax expense	0.00%	0.03%	0.00%

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities are as follows:
	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	43,163	38,955	5,337
Valuation allowance	(43,163)	(38,955)	(5,337)
Total deferred tax assets	—	—	—